Finance Income, net (Tables)	12 Months Ended
Dec. 31, 2021
Finance Income, net
Schedule of financing income and expense
	12/31/2021	12/31/2020	12/31/2019
Finance income:
Income from short-term investments	61,177	41,437	95,798
Other (1)	81,526	14,712	1,584
Total	142,703	56,149	97,382
Finance costs:
Interest and charges on borrowings	(110,715)	(28,552)	(12,140)
Other finance costs	(7,086)	(3,023)	(14,323)
Interest expenses incurred on lease liabilities	(2,057)	(1,914)	(865)
Total	(119,858)	(33,489)	(27,328)
Foreign exchange losses, net	(14,316)	(16,467)	3,772
Total	8,529	6,193	73,826